Schedule of Reconciliation of Provision for Income Taxes (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Effective Income Tax Rate Reconciliation, at State Income Tax Rate, Percent	4.35%	4.35%
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%